Loan and lease operations (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provision for Expected Loss	R$ 47,539	R$ 50,687
Commitments released	3,311	2,874
London Interbank Offered Rates Libor [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	1,357	14,052
Financial Guarantees Pledged [Member]
IfrsStatementLineItems [Line Items]
Provision for Expected Loss	R$ 887	R$ 810